UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/12

Check here if Amendment [ ]; Amendment Number:
      This Amendment: [ ] is a restatement.
                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Atlantic Investment Company
Address:    3050 Peachtree Road, Suite 200
            Atlanta, Georgia 30305

Form 13F File Number: 28-12658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Malon W. Courts
Title:      Partner
Phone:      404.614.6183

Malon W. Courts              Atlanta, GA              4/18/12
--------------------------------------------------------------------------------
Signature                    City     State             Date

Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:                16

Form 13F Information Table Value Total:           136,492

List of Other Included Managers:                     None







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

                                                              MKT VAL                 INVESTMENT  OTHER       VOTING AUTHORITY
ISSUER NAME                   TITLE OF CLASS    CUSIP        (X $1000)        SHARES  DISCRETION  MNGRS      SOLE   SHARED    NONE
AGNICO EAGLE MINES LTD        COM               008474108
                                                                   511           15,310                                    15,310
ATLAS ENERGY LP               COM               04930A104
                                                                40,051        1,213,680                  1,168,000         45,680
ATLAS RESOURCE PARTNERS       COM               04941A101
                                                                 1,423           51,049                     51,049
AURICO GOLD INC               COM               05155C105
                                                                 5,262          593,250                    510,000         83,250
BEAR CREEK MINING CORP        COM               07380N104
                                                                15,996        4,475,720                  4,215,900        259,820
CHESAPEAKE ENERGY OKLA        COM               165167BW6
                                                                   512           22,105                                    22,105
COEUR D'ALENE MINES CORP      COM               192108AQ1
                                                                43,010        1,811,690                  1,770,800         40,890
CONSOL ENERGY INC    COM      COM               20854P109
                                                                   701           20,570                                    20,570
EXCO RES INC                  COM               296315104
                                                                   339           51,090                                    51,090
EZCORP INC NON VTG CL A       COM               269279402
                                                                   437           13,450                                    13,450
HECLA MINING CO DEL           COM               302301106
                                                                 5,107        1,105,360                  1,000,000        105,360
MAG SILVER CORP               COM               55903Q104
                                                                 4,652          460,000                    460,000
NEW GOLD INC CDA              COM               644535106
                                                                 1,097          111,070                                   111,070
PAN AMERICAN SILVER CORP      COM               697900108
                                                                 5,331          241,670                    208,600         33,070
PRIMERO MINING CORP           COM               74164W106
                                                                11,473        4,406,165                  4,099,300        306,865
ULTRA PETROLEUM CORP          COM               903914109
                                                                   591           26,095                                    26,095
